Cash and due from banks - Breakdown of Pledged Deposits by Country Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [Line Items]
Total	$ 143,907	$ 60,384
Cash and bank balances at central banks	1,020,858	1,884,204
Restricted deposit	25,000	18,000
Demand deposit
Disclosure of cash and cash equivalents [Line Items]
Cash and bank balances at central banks	1,021,000	1,884,000
Canada
Disclosure of cash and cash equivalents [Line Items]
Total	0	5,342
Chile
Disclosure of cash and cash equivalents [Line Items]
Total	20,000	0
Germany
Disclosure of cash and cash equivalents [Line Items]
Total	29,263	5,775
Japan
Disclosure of cash and cash equivalents [Line Items]
Total	18,120	14,820
Panama
Disclosure of cash and cash equivalents [Line Items]
Total	1,600	0
Spain
Disclosure of cash and cash equivalents [Line Items]
Total	10,300	0
Switzerland
Disclosure of cash and cash equivalents [Line Items]
Total	0	13,747
United Kingdom
Disclosure of cash and cash equivalents [Line Items]
Total	254	0
United States of America
Disclosure of cash and cash equivalents [Line Items]
Total	$ 64,370	$ 20,700